Note 8 - Long-term Bank Loans - Summary of Long-term Debt (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Long-term debt, gross	$ 105,238,540	$ 119,009,460
Less: Current portion	(39,958,540)	(29,284,460)
Long-term portion	(65,280,000)	(89,725,000)
Deferred charges, current portion	321,411	250,411
Deferred charges, long-term portion	482,057	720,049
Long-term bank loans, current portion net of deferred charges	39,637,129	29,034,049
Long-term bank loans, long-term portion net of deferred charges	64,797,943	89,004,951
Noumea Shipping Ltd., Gregos Shipping Ltd. [Member]
Long-term debt, gross	8,625,000	9,375,000
Diamantis Shipowners Ltd. [Member]
Long-term debt, gross	2,063,540	2,384,460
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd. [Member]
Long-term debt, gross	7,550,000	8,450,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd. [Member]
Long-term debt, gross	35,700,000	40,300,000
Jonathan John Shipping Ltd., and Corfu Navigation Ltd. [Member]
Long-term debt, gross	8,500,000	9,500,000
Jonathan Shipowners Ltd. [Member]
Long-term debt, gross	12,800,000	15,000,000
Marcos Shippting Ltd. [Member]
Long-term debt, gross	$ 30,000,000	$ 34,000,000